Series A, B, C, D, E & F 9% Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2014	Jul. 31, 2013
Series E Convertible Preferred Stock
Fair value of Accounting allocation of initial proceeds
Accounting allocation of initial proceeds
Net proceeds	$750,000
Derivative warrant liability fair value	(942,279)
Other issuance costs (Finders’ fee)	(64,000)
Make whole payments liability	(216,000)
Deemed dividend	$(472,279)

Accounting allocation of initial proceeds
Net proceeds	$1,165,000
Derivative warrant liability fair value	(1,189,744)
Derivative additional investment rights fair value	(1,264,683)
Make whole payments liability	(330,750)
Deemed dividend	$(1,620,177)

Series F Convertible Preferred Stock
Fair value of Accounting allocation of initial proceeds
Accounting allocation of initial proceeds
Net proceeds	$2,020,000
Derivative warrant liability fair value	(2,016,064)
Derivative additional investment rights fair value	(863,735)
Other issuance costs (Finders’ fee)	(166,000)
Make whole payments liability	(560,250)
Deemed dividend	$(1,586,050)